Operations	12 Months Ended
Dec. 31, 2020
Operations [Abstract]
Operations	Operations
XP Inc. (the “Company”) is a Cayman Island exempted company with limited liability, incorporated on August 29, 2019. The registered office of the Company is Ugland House, 121 South Church Street in George Town, Grand Cayman. The Company’s principal executive office is located in the city of São Paulo, Brazil.
The Group carried out a corporate reorganization in order to prepare the structure for the Initial Public Offering of its shares. As result, XP Inc. was incorporated in 2019 and is currently the entity which is registered with the Securities Exchange Commission and for which these financial statements are presented.The comparative historical figures presented in these financial statements are the ones of the predecessor entity, XP Investimentos S.A.
XP Inc. is a holding company controlled by XP Controle Participações S.A., which holds 55.40% of voting rights and whose is ultimately controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, the “Company”, “Group” or “XP Group”) is a leading, technology-driven financial services platform and a trusted provider of low-fee financial products and services in Brazil. XP Group are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products, services, digital content and financial advisory services, mainly acting as broker-dealer, including securities brokerage, private pension plans, commercial and investment banking products such as loan operations, transactions in the foreign exchange markets and deposits, through our brands that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
On November 29, 2019, the Group carried out a corporate reorganization in order to prepare the structure to the Initial Public Offering of its shares. As result, the capital contributed by the shareholders on XP Investimentos S.A. were transferred and incorporated on XP Inc. Therefore the shareholders have a direct stake on XP Inc. which controls XP Investimentos S.A. and the other operating companies of the Group.
These consolidated financial statements were approved by the Board of Director’s meeting on April 23, 2021.
1.1    Initial Public Offering and resulting transactions
On December 13, 2019, the Company completed its Initial Public Offering (“IPO”), offering 72,510,641 of Class A common shares, of which 42,553,192 new shares were offered by the Company and the remaining 29,957,449 shares were offered by selling shareholders. Additionally, the underwriters executed an option to purchase 10,876,596 additional Class A common shares at the initial public offering price which resulted in a total of 83,387,237 Class A common shares sold.
The initial offering price per Class A common share was US$ 27.00, resulting in gross proceeds of US$ 1,148,936 thousand (or R$ 4,705,803) to XP Inc, deducting R$200,977 thousand as underwriting discounts and commissions. Additionally, the Company incurred in R$44,726 thousand regarding other offering expenses, of which R$21,902 thousand was recognized directly in income statements and an amount of R$22,824 in equity as transaction costs.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-1 (Registration N° 333-234719), which was declared effective by the Securities and Exchange Commission on December 10, 2019. The common shares began trading on the Nasdaq Global Select Market (“NASDAQ-GS”) on December 11, 2019 under the symbol “XP”.
1.2    Follow-on public offering
On July 1, 2020, XP Inc. concluded an underwritten public offering of 22,465,733 Class A common shares offered by General Atlantic (XP) Bermuda, L.P. and XP Controle Participações S.A. (“selling shareholders”) at a public offering price of US$42.50 per share, including the full exercise of the underwriters’ option to purchase an additional 2,930,313 Class A common shares from the selling shareholders. The Company did not receive any proceeds from the sale of Class A common shares by the selling shareholders and there were no changes in the Company’s control structure as a result of such transaction.
On December 7, 2020, XP Inc closed of its underwritten secondary public offering of 31,654,894 Class A common shares, 7,130,435 of which were issued and sold by the Company and 24,524,459 of which were sold by ITB Holding Brasil Participações Ltda.. The offering was made pursuant to a registration statement on Form F-1 filed with the U.S. Securities and Exchange Commission (“SEC”).
The offering price per Class A common share was US$ 39.00, resulting in gross proceeds of US$ 283,087 thousand (or R$1,444,530) to XP Inc, deducting R$31,599 thousand as underwriting discounts and commissions. Additionally, the Company incurred in R$7,271 thousand regarding other offering expenses, of which R$5,622 thousand was recognized directly in income statements and an amount of R$1,649 in equity as transaction costs.
1.3    COVID-19
Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. The current pandemic has negatively impacted the global, national and regional economies and disrupted supply chains and otherwise reduce international trade and business activity. As a consequence of this pandemic, most of the Group’s employees is working from home. During the pandemic, the Group maintained trading platforms and other services available to clients without interruption. XP has played a valuable role on keeping our clients connected to the market and reinforce our mission to our clients.
Based on thorough assessments about the well-being and performance of our workforce, management announced on September 11, 2020, the permanent and company-wide adoption of the home-office model. The impacts is described in Note 16 (a).
The Group has reviewed its exposure to economic-related and market volatility, which could negatively impact the value of a certain class of financial instruments however has not identified relevant impact to the financial performance or position of the group as December 31, 2020. The Company has sufficient headroom to enable it to comply with its covenants on its existing borrowings and sufficient working capital and undrawn financing facilities to service its operating activities and ongoing investments.